Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 5,728	$ 7,817	$ 5,139
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	4,076	5,863
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	3,998	5,407
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	866
ACL (Stage 1 and Stage 2)		1,944
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)	$ 407	$ 495